Financial instruments-Risk management and fair value - Summary of Foreign Currency Risk Exposure (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
ASSETS
Cash and cash equivalents	$ 206,375	$ 122,424	$ 211,081	$ 119,065
Accounts receivable, net	159,247	137,583
Other assets	49,275	34,048
U.S. dollars
ASSETS
Cash and cash equivalents	15,858	13,546
Accounts receivable, net	108,767	48,900
Other assets	25,707	20,605
Total assets	150,332	83,051
Liabilities
Accounts payable	53,393	16,969
Taxes payable	38,157	38,303
Other liabilities	16,543	13,465
Total liabilities	108,093	68,737
Net position	$ 42,239	$ 14,314